Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 634,100	¥ 733,100
Reversal of (Provision for) credit losses	10,838	(209,806)
Foreign exchange gains (losses)—net	5,382	69,433
Trading account profits —net	59,171	244,303
Equity investment securities gains—net	(1,913)	17,136
Equity in earnings of equity method investees—net	216,085	140,420
Impairment of goodwill	0	(106,479)
Reversal of off-balance sheet credit instruments	6,381	36,551
Income before income tax expense	1,050,529	1,146,114
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	634,000	733,000
Reversal of (Provision for) credit losses	11,000	(210,000)
Foreign exchange gains (losses)—net	(46,000)	87,000
Trading account profits —net	4,000	83,000
Equity investment securities gains—net	289,000	694,000
Debt investment securities losses—net	(24,000)	(204,000)
Equity in earnings of equity method investees—net	216,000	140,000
Impairment of goodwill	0	(106,000)
Reversal of off-balance sheet credit instruments	6,000	37,000
Other—net	(39,000)	(108,000)
Income before income tax expense	¥ 1,051,000	¥ 1,146,000